Summary of Significant Accounting Policies - Schedule of Intangible Assets Weighted Average Useful Lives (Details)	Dec. 31, 2025
Purchased software [Member]
Schedule of Intangible Assets Weighted Average Useful Lives [Line Items]
Intangible assets have weighted average useful lives	4 years 6 months
Capitalized software development costs [Member]
Schedule of Intangible Assets Weighted Average Useful Lives [Line Items]
Intangible assets have weighted average useful lives	3 years
Internal-use software [Member]
Schedule of Intangible Assets Weighted Average Useful Lives [Line Items]
Intangible assets have weighted average useful lives	5 years
Developed technology [Member]
Schedule of Intangible Assets Weighted Average Useful Lives [Line Items]
Intangible assets have weighted average useful lives	10 years